Statement of Shareholders' Equity (parentheticals) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Jan. 01, 2011	Dec. 31, 2009
Consolidated Statements of Shareholders' Equity
Tax benefit on stock based compensation	$ 86	$ 42	$ 6
Tax impact on interest rate swaps	$ 195	$ 145	$ 182